UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 2505
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $58,191 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AURICO GOLD INC                COM              05155C105     4951   605200 SH       SOLE                   605200        0        0
BARRICK GOLD CORP              COM              067901108     2636    75300 SH       SOLE                    75300        0        0
COBALT INTL ENERGY INC         COM              19075F106     5315   216400 SH       SOLE                   216400        0        0
ELDORADO GOLD CORP NEW         COM              284902103     5501   430770 SH       SOLE                   430770        0        0
FRANCESCAS HLDGS CORP          COM              351793104     1556    60000 SH       SOLE                    60000        0        0
GENCORP INC                    COM              368682100     4553   497626 SH       SOLE                   497626        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     5012   559400 SH       SOLE                   559400        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5511   567000 SH       SOLE                   567000        0        0
MAG SILVER CORP                COM              55903Q104     1054   103600 SH       SOLE                   103600        0        0
NEW GOLD INC CDA               COM              644535106     4295   389400 SH       SOLE                   389400        0        0
NEWMONT MINING CORP            COM              651639106     2531    54500 SH       SOLE                    54500        0        0
RUBICON MINERALS CORP          COM              780911103     1048   410900 SH       SOLE                   410900        0        0
ST JOE CO                      COM              790148100     6789   294140 SH       SOLE                   294140        0        0
SUNTRUST BKS INC               COM              867914103     3515   124000 SH       SOLE                   124000        0        0
SUPERVALU INC                  COM              868536103     1420   574700 SH       SOLE                   574700        0        0
YAMANA GOLD INC                COM              98462Y100     2504   145500 SH       SOLE                   145500        0        0